Other Income, Net - Schedule of Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Income, Net [Abstract]
(Loss) gain on disposal of property, plant and equipment, net	$ 29	$ 38	$ (74)
Foreign exchange (loss) gain, net	(590)	111	(13)
(Provision for) reversal of credit losses, net (76) 67 (2)	(2)	67	(76)
Others	379	735	546
Other income (expense), net	$ (184)	$ 951	$ 383